NON-CONTROLLING INTEREST	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 19. NON-CONTROLLING INTEREST

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2023	$-	$(650)	$(650)
Net loss attributable to non-controlling interest	-	(7)	(7)
Non-controlling interest as of June 30, 2023	$-	$(657)	$(657)

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	175	(71)	104
Non-controlling interest as of June 30, 2022	$44,876	$(543)	$44,333

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. On July 18, 2022, the Company completed the acquisition of the remaining non-controlling interest in iOx, by issuing 1,070,000 shares of its ordinary shares and assuming certain milestone obligations. See Note 16, “Related Party Transactions – Share Exchange Agreement – iOx” for a discussion of the Company’s purchase of the balance of the non-controlling interest in iOx.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.